Aristotle High Income Fund

Summary Prospectus	April 17, 2023

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information and other information about the Fund online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated April 17, 2023, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal

This Fund seeks income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fee[1]	0.62%

Total Annual Fund Operating Expenses	0.62%
Less Fee Waiver	0.00%

Total Annual Fund Operating Expenses after Fee Waiver	0.62%

1

The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.47% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$63	$199	$346	$774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in debt securities. The types of debt securities in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non-U.S. issuers, and bank loans of U.S. and non-U.S. corporate issuers. The Fund’s investments in foreign securities include securities in either developed or emerging markets.

The Fund may invest in debt securities of any maturity and credit quality. Under normal market conditions, the Fund’s sub-adviser expects that the Fund will generally invest in investment grade corporate bonds as well as high yield bonds and in bank loans that are generally both rated in the “B” and “BB” quality tiers of the high yield categories by nationally recognized securities rating organizations at the time of purchase or, if unrated, determined by the sub-adviser to be of comparable credit quality. However, the Fund may also invest in corporate debt investments rated below “B”. The sub-adviser believes these securities with these credit ratings provide the optimal risk-adjusted performance over a market cycle. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the sub-adviser to be of comparable credit quality. High yield bonds, commonly referred to as “junk bonds” and bank loans, are generally rated below investment grade by Moody’s, S&P, or Fitch.

In pursuing the Fund’s investment goals, the sub-adviser uses a disciplined investment approach that integrates a top-down macroeconomic environment assessment with a bottom-up fundamental credit analysis. The sub-adviser seeks to identify and invest in securities of companies with stable or improving financial profiles.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

Fixed Income Securities Risk. The prices of fixed income securities respond to economic: developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Bank Loan Risk: The Fund’s investments in assignments of bank loans may create substantial risk. Although the Fund expects it will invest in senior and secured bank loans, the Fund may invest in unsecured or subordinated loans. In addition, the Fund may invest in secured and unsecured participations in bank loans. These bank loans will generally be rated below investment grade. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of the underlying borrower. If the Fund invests in a bank loan through a participation, the Fund will also be exposed to the credit risk of financial institution selling the participation to the Fund as well as the credit risk of the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loans have similar risks to high yield bonds and are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing bank loans are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Unlike senior secured loans which have a priority claim on the borrower’s assets and are secured with the borrower’s assets and/or equity, unsecured or subordinated loans may carry greater risk since they will not have a priority claim and may not be secured by the borrower’s assets.

Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.

LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. Additionally, the FCA have announced that a majority of U.S. dollar (“USD”) LIBOR settings will cease to be published by the IBA or any other administrator or will no longer be representative after June 30, 2023.

Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. This risk may be particularly pronounced with respect to small-capitalization companies.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Extension Risk: If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market which may cause the value of the securities to fall.

Prepayment or Call Risk: Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund may not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks.

Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885). Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Aristotle Investment Services, LLC

Sub-Adviser

Aristotle Credit Partners, LLC. The persons primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Douglas Lopez, CFA, Principal and Portfolio Manager	Since 2023
Terence Reidt, CFA, Principal and Portfolio Manager	Since 2023

Purchase and Sale of Fund Shares

Class I shares of the funds (each a “Fund,” together the “Funds”) offered under this prospectus of the Aristotle Funds Series Trust (“Aristotle Funds” or the “Trust”), are offered at net asset value (“NAV”). The Funds are currently expected to be offered only to funds of funds organized as series of the Trust and managed by the investment adviser. The investment adviser does not currently intend to accept any other investors into the Funds.

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701 Milwaukee, WI 53201-0701), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202), by telephone by calling customer services at (800) 722-2333 or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors.

The Trust reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Foreside Financial Services, LLC, the distributor, and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders for accounts held directly with the Trust are executed at the next NAV, plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.